Related parties balances and transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of related party [text block] [Abstract]
Short-term employee benefits	$ 37,713	$ 34,540	$ 34,500